Note 7 - Property And Equipment (Details) - Property and equipment In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Data Communications Equipment [Member] USD ($)	Mar. 31, 2013 Data Communications Equipment [Member] JPY (¥)	Mar. 31, 2012 Data Communications Equipment [Member] JPY (¥)	Mar. 31, 2013 Office Equipment [Member] USD ($)	Mar. 31, 2013 Office Equipment [Member] JPY (¥)	Mar. 31, 2012 Office Equipment [Member] JPY (¥)	Mar. 31, 2013 Building [Member] USD ($)	Mar. 31, 2013 Building [Member] JPY (¥)	Mar. 31, 2012 Building [Member] JPY (¥)	Mar. 31, 2013 Leasehold Improvements [Member] USD ($)	Mar. 31, 2013 Leasehold Improvements [Member] JPY (¥)	Mar. 31, 2012 Leasehold Improvements [Member] JPY (¥)	Mar. 31, 2013 Software and Software Development Costs [Member] USD ($)	Mar. 31, 2013 Software and Software Development Costs [Member] JPY (¥)	Mar. 31, 2012 Software and Software Development Costs [Member] JPY (¥)	Mar. 31, 2013 Assets Under Capital Leases [Member] USD ($)	Mar. 31, 2013 Assets Under Capital Leases [Member] JPY (¥)	Mar. 31, 2012 Assets Under Capital Leases [Member] JPY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	$ 558,010	¥ 52,542,149	¥ 45,428,709	$ 71,645	¥ 6,746,069	¥ 5,791,067	$ 22,623	¥ 2,130,160	¥ 939,435	$ 7,101	¥ 668,631	¥ 489,360	$ 28,320	¥ 2,666,584	¥ 2,513,220	$ 196,110	¥ 18,465,716	¥ 15,514,986	$ 232,211	¥ 21,864,989	¥ 20,180,641
Less accumulated depreciation and amortization	(313,471)	(29,516,394)	(25,693,163)
Property and equipment—net	$ 244,539	¥ 23,025,755	¥ 19,735,546